SHARE-BASED COMPENSATION EXPENSE (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
SCHEDULE OF UNVESTED RESTRICTED STOCK

The following tables set forth the LTIP activity for the periods indicated (in US$ thousands, except share and per share amounts):

	Quarter ended
	June 30, 2020		June 30, 2019
	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share
Unvested at Beginning of Period	2,244,662	$7.72	725,200	$11.15
Granted	-	$-	970,000	$10.36
Vested and issued	-	$-	-	$-
Forfeited	-	$-	(95,000)	$10.86
Unvested at End of Period	2,244,662	$7.72	1,600,200	$10.59

	Year-to-date period ended
	June 30, 2020		June 30, 2019
	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share
Unvested at Beginning of Period	1,502,690	$10.25	725,200	$11.15
Granted	1,080,905	$4.96	970,000	$10.36
Vested and issued	(307,932)	$10.36	-	$-
Forfeited	(31,001)	$10.45	(95,000)	$10.86
Unvested at End of Period	2,244,662	$7.72	1,600,200	$10.59

SCHEDULE OF STOCK-BASED COMPENSATION

	Quarter ended		Year-to-date period ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

Cost of Services	$938	$654	$1,665	$968
Selling, general and administrative expenses	1,187	719	2,095	1,145
Net cost	$2,125	$1,373	$3,760	$2,113